EMPLOYEE BENEFITS - Schedule of defined benefit plans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFITS [Abstract]
Retirements payments	$ 95,768	$ 71,296
Resignation payments	6,424	7,048
Other obligations	79,387	89,083
Total liability for employee benefits	$ 181,579	$ 167,427